Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Securities Measured at Fair Value on a Recurring Basis

Securities available for sale measured at fair value on a recurring basis at December 31, 2016 are summarized below (in thousands):

	Fair Value	Level1	Level2	Level3
At December 31, 2016:
Federal Home Loan Bank obligations	$3,002	—	3,002	—
U.S. Government enterprise and agency obligations	15,253	—	15,253	—
Mortgage-backed securities	91,413	—	91,413	—

Total	$109,668	—	109,668	—

	Fair Value	Level1	Level2	Level3
At December 31, 2015:
Federal Home Loan Bank obligations	15,074	—	15,074	—
U.S. Government enterprise and agency obligations	14,007	—	14,007	—
Mortgage-backed securities	36,863	—	36,863	—

Total	$65,944	—	65,944	—

Impaired Collateral-Dependent Loans and Other Real Estate Owned Measured at Fair Value on a Nonrecurring Basis

Other real estate owned which is measured at fair value on a nonrecurring basis is summarized below (in thousands):

	Fair Value	Level 1	Level 2	Level 3	Total Losses	Losses Recorded During the Year
At December 31, 2016:
Other real estate owned	$32	—	—	32	—	—

At December 31, 2015:
Other real estate owned	$32	—	—	32	—	—

Impaired collateral-dependent loans are carried at the lower of carrying value or fair value. Those impaired collateral-dependent loans which are measured at fair value or a nonrecurring basis are as follows (in thousands):

	Fair Value	Level 1	Level 2	Level 3	Total Losses	Losses Recorded During the Year
At December 31, 2016:
Commercial and Multifamily	$587	—	—	$587	718	73
Commercial	427	—	—	427	72	—

Total	$1,014	—	—	$1,014	790	—

At December 31, 2015:
Commercial and Multifamily	450	—	—	450	645	—
Commercial	452	—	—	452	72	—

Total	$902	—	—	902	717	—

Acquired Assets, Assumed Liabilities and Stockholders' Equity Measured at Fair Value on a Nonrecurring Basis

Acquired assets, assumed liabilities and stockholders’ equity exchanged measured at fair value on an on recurring bases are as follows (in thousands):

	For the Year Ended December 31, 2016					Losses Recorded
	Fair Value	Level 1	Level 2	Level 3	Total Losses	During the Year
Securities available for sale	$16,179	—	16,179	—	—	—

Loans, net of discount	$236,696	—	—	236,696	—	—

Premises and equipment	$9,329	—	—	9,329	—	—

Federal Home Loan Bank Stock	$259	—	—	259	—	—

Deferred income taxes	$(469)	—	—	(469)	—	—

Goodwill	$10,726	—	—	10,726	—	—

Core deposit intangible	$1,642	—	—	1,642	—	—

Accrued interest	$609	—	—	609	—	—

Other assets	$88	—	—	88	—	—

Deposits	$286,572	—	—	286,572	—	—

Other borrowings	$5,017	—	—	5,017	—	—

Other liabilities	$3,418	—	—	3,418	—	—

	For the Year Ended December 31, 2015					Losses Recorded
	Fair Value	Level 1	Level 2	Level 3	Total Losses	During the Year
Securities available for sale	$44,372	—	44,372	—	—	—

Loans, net of discount	$179,408	—	—	179,408	—	—

Premises and equipment	$8,727	—	—	8,727	—	—

Federal Home Loan Bank Stock	$1,540	—	—	1,540	—	—

Cash surrender value of bank owned life insurance	$4,585	—	—	4,585	—	—

Deferred income taxes	$2,095	—	—	2,095	—	—

Goodwill	$9,500	—	—	9,500	—	—

Core deposit intangible	$655	—	—	655	—	—

Accrued interest	$685	—	—	685	—	—

Other assets	$130	—	—	130	—	—

Deposits	$225,927	—	—	225,927	—	—

FHLB Advances	$31,480	—	—	31,480	—	—

Other borrowings	$3,285	—	—	3,285	—	—

Other liabilities	$729	—	—	729	—	—

Preferred Stock	$5,700	—	—	5,700	—	—